SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended						12 Months Ended				12 Months Ended														1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Year Entity Segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY Entity	Dec. 31, 2009 CNY Entity	Dec. 31, 2010 USD ($)	Dec. 31, 2008 CNY	Dec. 31, 2011 Land Use Rights Year	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Business Tax	Dec. 31, 2011 VAT and related surcharges	Dec. 31, 2011 Advertising Expense USD ($)	Dec. 31, 2011 Advertising Expense CNY	Dec. 31, 2010 Advertising Expense CNY	Dec. 31, 2009 Advertising Expense CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2009 KOK3 game software CNY	Dec. 31, 2011 Mr Yuzhu Shi	Dec. 31, 2011 Capital Lease Obligations	Dec. 31, 2011 Non Employee	Dec. 31, 2010 Non Employee	Dec. 31, 2009 Non Employee	Feb. 13, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 24, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Aug. 11, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2009 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Aug. 31, 2009 Stock Repurchase Plan 3 American Depositary Share USD ($)	Sep. 30, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2011 Online Game Product Development Costs	Dec. 31, 2011 Online Game Product Development Costs Minimum	Dec. 31, 2011 Online Game Product Development Costs Maximum	Dec. 31, 2011 Salvage Value	Dec. 31, 2009 Shenzhen Tencent Computer Systems Company Limited Year	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2009 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd Contract Termination CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Group's VIE subsidiary	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd Online software game Year	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd Online software game Year	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security Minimum	Dec. 31, 2011 Resources SZITIE Trust Co Ltd Held-to-maturity Security Maximum	Dec. 31, 2011 China Railway Trust Held-to-maturity Security
Significant Accounting Policies [Line Items]
Percentage of ownership																				75.00%
Percentage of revenue for upfront and royalty fees																																					24.00%	65.00%
Number of game series																																				4
Service agreement period																																													10 years
Termination notice period																																													6 months
Penalty fee payable																																													20,000,000
Technical and consulting services and software licenses fees																																									234,000,000	1,474,000,000	1,135,000,000	989,000,000
Exercise price of the option to purchase equity interest																																										10,000,000
Share capital																																									1,588,840	10,000,000	10,000,000
Accumulated loss																																									11,675,742	73,485,950	127,393,934
Total Assets																																									112,248,055	706,478,031	587,825,321
Total Liabilities																																									112,309,542	706,865,023	574,594,639
Net increase in cash and cash equivalents	(290,219,942)	(1,826,615,294)	1,679,781,053	(599,117,587)																																					213,222,000	1,342,000,000
Cash and cash equivalents	150,990,805	950,321,028	2,776,936,322	1,097,155,269	441,210,747	1,696,272,856																																			14,872,000	93,600,000
Equity Method Investments	55,831,872	351,400,224	35,125,945																																						5,291,000	33,300,000
Other assets																																									92,089,000	579,600,000
Other liabilities																																									112,315,000	706,900,000
Noon buying currency exchange rate at Federal Reserve Bank of New York, USD to RMB		6.2939
Impairment charge of investment
Cash equivalents maturity period											90 days
Short term investments maturity period								90 days			365 days
Percentage of estimated residual value of Fixed assets																																							5.00%
Intangible assets, capitalization cost	5,402,000	34,002,000
Method of amortization of Purchased software	Amortization is computed using the straight-line method over three years.	Amortization is computed using the straight-line method over three years.
Estimated useful life of Purchased software	3	3																																																	4	4
Number of intangible assets																																																			1	1
Impairment of intangible assets			46,557,669															46,557,669
Goodwill impairment losses		0	0	0
Land use rights agreements, term							50
Prepaid card expiration period	2 years	2 years
Description of prepaid card return policy	The Group has implemented a return policy for distributors to allow returns of unsold prepaid cards that have not expired up to a certain limit after six months.	The Group has implemented a return policy for distributors to allow returns of unsold prepaid cards that have not expired up to a certain limit after six months.
Online Software Cooperation Agreement, Period																																								3
Percentage of business tax and related surcharges																																														5.00%	5.00%			5.00%
Business tax and surcharges																																														17,665,622	111,185,658	85,019,261	72,701,726
Percentage of taxes and other charges included in cost of services												0.50%	0.30%
Business tax, VAT and related surcharges	11,567,548	72,804,988	37,192,656	39,066,834
Sales and marketing	27,007,347	169,981,540	143,006,150	119,600,377										16,732,000	105,308,000	65,297,000	31,426,000
Share options issued	60,000	60,000																				0	0	0
Lease Description																					For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term																					75.00%
Percentage of fair value of leased property																					90.00%
Unrecognized tax benefit	7,062,636	44,451,522	14,758,798	9,955,138
Amount of shares authorized to be repurchased, ADSs																										200,000,000						150,000,000
Share repurchased during the period																									17,484,100		16,055,000	1,429,100						932,972	932,972
Amount of share repurchased during the period	337,235,151	2,122,524,316	2,176,792,033																						200,000,000		182,700,000	17,300,000						3,648,097	22,960,759
Amount of share to be repurchased additionally																													150,000,000				50,000,000
Share repurchased during the period																														1,570,785	14,947,200		932,972
Amount of share repurchased during the period																														$ 9,200,000	$ 97,800,000		$ 3,600,000
Number of reportable segments	1	1
Investment expected yield (net)																																																					3.00%	14.00%	19.50%	9.10%
Investment maturity period																																																					5 years
Percentage of group's revenue derived from a single online game								90.00%	90.00%	90.00%
Customer represented 10% or more of net sales	0	0	0	0
Depreciation of the U.S. dollar against RMB	3.30%	3.30%	4.60%